Other Assets - Summary of Other Assets (Detail) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Detailed Information About Other Assets [abstract]
Taxes recoverable	$ 154.0	$ 130.6
Prepaid expenses	76.6	66.5
Other debtors	54.0	60.9
Costs To Comply With Contractual Obligations	39.9	0.0
Court-mandated escrow deposits	32.5	39.0
Loan with a joint operation	23.8	22.4
Advances to employees	18.6	18.0
Guarantee deposits	12.8	11.8
Advances for services to be rendered	1.6	3.7
Collateralized accounts receivable	1.1	2.9
Loans granted	0.0	60.5
Other Credits To Related Parties	1.1	3.7
Others	20.1	34.2
Total	436.1	454.2
Current	262.7	312.9
Non-current	173.4	141.3
Tax Credits Court Decisions	50.6	0.0
ICMS (State Value-added Tax) and IPI (Excise Tax)	42.8	56.0
Income Tax And Social Security On Net Income With Held	20.1	7.0
PIS (Social Integration Program) and COFINS (Contribution for Social Security)	14.0	34.7
Value added tax	13.4	4.6
Reintegra (Special regime for exporters)	6.0	16.6
Advance service tax (ISS- Service tax)	5.3	6.3
Other	1.8	5.4
Total	154.0	130.6
Current	87.6	72.9
Non-current	$ 66.4	$ 57.7